Segment Information (Tables)	6 Months Ended
Jun. 30, 2020
Segment Information [Abstract]
Sales By Geographic Location

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Revenue:
United States	$2,278	$2,556	$4,429	$4,790
Canada	819	917	1,443	1,482
Other countries	1	16	18	41
Total revenue	$3,098	$3,489	$5,890	$6,313